MDV-Q3

Quarterly Report
June 30, 2026
MFS®  Mid Cap Value Fund

Portfolio of Investments
6/30/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 97.9%
Aerospace & Defense – 1.8%
KBR, Inc.	1,741,778	$60,143,594
L3Harris Technologies, Inc.	483,064	140,373,568
Leidos Holdings, Inc.	688,292	70,873,427
Standard Aero, Inc. (a)	1,153,467	34,500,198
		$305,890,787
Alcoholic Beverages – 0.8%
Brown-Forman Corp., “B”	2,579,461	$68,742,636
Pernod Ricard S.A.	1,061,478	77,452,259
		$146,194,895
Apparel, Footwear, & Accessories – 0.4%
Birkenstock Holding PLC (a)(l)	1,608,491	$69,213,368
Auto & Auto Components – 2.1%
Aptiv PLC (a)	2,027,498	$124,447,827
General Motors Co.	1,098,367	84,662,128
Group 1 Automotive, Inc.	219,956	64,044,589
LKQ Corp.	3,327,024	87,600,542
		$360,755,086
Brokerage & Asset Managers – 3.0%
Carlyle Group, Inc.	1,686,842	$71,032,916
Northern Trust Corp.	1,255,252	218,213,008
Raymond James Financial, Inc.	1,159,864	176,334,124
TPG, Inc.	1,439,089	58,355,059
		$523,935,107
Business Services – 2.4%
Cognizant Technology Solutions Corp., “A”	1,248,313	$48,347,163
CoStar Group, Inc. (a)	1,870,150	52,962,648
Fidelity National Information Services, Inc.	1,922,719	74,755,315
Global Payments, Inc.	1,774,863	128,784,059
TransUnion	1,610,031	116,147,636
		$420,996,821
Chemicals – 2.2%
Ashland, Inc.	1,283,827	$84,591,361
DuPont de Nemours, Inc.	609,335	82,650,200
Eastman Chemical Co.	1,573,431	105,388,408
Qnity Electronics, Inc.	650,952	106,306,971
		$378,936,940
Construction – 7.0%
Allegion PLC	1,016,323	$142,783,218
Builders FirstSource, Inc. (a)	593,795	53,132,777
Equity Lifestyle Properties, Inc., REIT	1,927,638	124,236,269
Essex Property Trust, Inc., REIT	414,102	120,748,002
Ferguson Enterprises, Inc.	462,537	109,773,906
James Hardie Industries PLC (a)	3,399,408	88,996,501
Mid-America Apartment Communities, Inc., REIT	746,337	103,696,063
Mohawk Industries, Inc. (a)	754,179	91,504,538
Otis Worldwide Corp.	1,173,613	84,030,691
Pulte Homes, Inc.	1,331,196	182,653,403
Stanley Black & Decker, Inc.	1,217,605	114,600,983
		$1,216,156,351

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 1.7%
International Flavors & Fragrances, Inc.	1,314,483	$104,133,343
Kenvue, Inc.	7,681,239	146,788,477
Newell Brands, Inc.	6,713,485	41,220,798
		$292,142,618
Containers – 1.1%
Amcor PLC	2,064,416	$89,492,434
Avery Dennison Corp.	578,657	93,944,964
		$183,437,398
Diversified Financial Services – 0.9%
London Stock Exchange Group PLC	581,262	$62,930,240
SLM Corp.	3,663,514	95,031,553
		$157,961,793
Electrical Equipment – 1.7%
Hubbell, Inc.	248,828	$130,186,810
nVent Electric PLC	495,202	83,991,211
TE Connectivity PLC	390,263	78,680,923
		$292,858,944
Energy - Independent – 4.1%
Diamondback Energy, Inc.	860,392	$151,239,706
Expand Energy Corp.	1,595,105	145,457,625
Peabody Energy Corp.	1,629,192	37,666,919
Permian Resources Corp.	9,421,899	173,457,160
Valero Energy Corp.	781,673	203,578,916
		$711,400,326
Energy - Renewables – 0.4%
Innio N.V. (a)	1,868,493	$73,898,898
Engineering - Construction – 0.7%
Jacobs Solutions, Inc.	973,014	$122,599,764
Entertainment & Leisure – 0.7%
Brunswick Corp.	1,453,121	$122,410,913
Food & Beverages – 1.3%
Campbell Soup Co. (l)	1,700,298	$37,865,636
Ingredion, Inc.	802,579	76,012,257
Tyson Foods, Inc., “A”	1,874,887	107,337,281
		$221,215,174
Food & Drug Stores – 0.4%
Albertsons Cos., Inc., “A”	5,217,998	$70,599,513
Forest & Paper Products – 0.5%
International Paper Co.	2,061,177	$78,530,844
Hardware, Peripherals, & Assembly – 2.7%
CDW Corp.	553,634	$77,863,086
Coherent Corp. (a)	407,886	160,898,791
Hewlett Packard Enterprise	3,121,522	140,811,857
Zebra Technologies Corp., “A” (a)	336,454	88,574,880
		$468,148,614

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Health Maintenance Organizations – 1.4%
Humana, Inc.	599,736	$238,227,134
Insurance – 7.4%
American International Group, Inc.	1,561,910	$116,409,152
Assurant, Inc.	620,910	166,732,962
Brown & Brown, Inc.	1,585,480	101,708,542
Corebridge Financial, Inc.	3,674,273	105,194,436
Equitable Holdings, Inc.	1,430,112	62,753,315
Everest Group Ltd.	291,916	104,281,153
Hanover Insurance Group, Inc.	282,161	60,416,313
Hartford Insurance Group, Inc.	1,465,450	194,201,434
Lincoln National Corp.	2,761,310	97,612,308
Voya Financial, Inc.	1,342,215	121,510,724
Willis Towers Watson PLC	553,607	144,696,262
		$1,275,516,601
Interactive Media Services – 0.3%
Pinterest, Inc. (a)	2,898,147	$60,948,031
Machinery & Tools – 5.3%
AGCO Corp.	1,123,423	$134,473,733
Flowserve Corp.	1,452,731	107,734,531
Ingersoll Rand, Inc.	1,149,904	94,280,629
ITT, Inc.	443,342	87,675,314
Nordson Corp.	117,916	35,574,078
PACCAR, Inc.	888,263	106,698,152
Pentair PLC	1,323,785	101,481,358
Terex Corp.	958,923	69,416,436
Wabtec Corp.	646,130	174,196,648
		$911,530,879
Media – 1.0%
Nexstar Media Group, Inc.	491,894	$87,847,349
Omnicom Group, Inc.	1,114,002	81,132,766
		$168,980,115
Medical & Health Technology & Services – 3.5%
Cencora, Inc.	431,862	$122,208,309
ICON PLC (a)	498,177	86,538,327
Labcorp Holdings, Inc.	410,589	114,964,920
Minimed Group, Inc. (a)(l)	4,306,437	64,381,233
Universal Health Services, Inc.	535,824	79,671,670
Ventas, Inc., REIT	1,638,365	145,486,812
		$613,251,271
Medical Equipment – 4.5%
Agilent Technologies, Inc.	1,410,578	$187,367,076
Becton, Dickinson and Co.	1,357,172	205,380,839
Cooper Companies, Inc. (a)	941,438	67,510,519
Medline, Inc., “A” (a)	1,694,160	66,817,670
STERIS PLC	567,203	119,435,936
Waters Corp. (a)	337,439	126,553,122
		$773,065,162
Metals & Mining – 0.9%
Nucor Corp.	683,641	$152,281,033

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Natural Gas - Pipeline – 1.9%
Plains GP Holdings LP	5,180,312	$125,726,172
Targa Resources Corp.	778,988	208,877,843
		$334,604,015
Non-Global Systemically Important Banks – 4.9%
Columbia Banking System, Inc.	2,799,803	$89,733,686
East West Bancorp, Inc.	1,073,726	138,607,289
Fifth Third Bancorp	2,443,165	137,721,211
M&T Bank Corp.	792,243	188,561,757
Prosperity Bancshares, Inc.	1,053,039	76,903,438
Regions Financial Corp.	4,977,679	150,325,906
Synchrony Financial	788,705	59,981,015
		$841,834,302
Oil Services – 1.4%
Baker Hughes Co.	1,640,229	$91,032,710
TechnipFMC PLC	2,307,280	152,972,664
		$244,005,374
Pharmaceuticals & Biotechnology – 0.8%
Biogen, Inc. (a)	418,321	$90,382,435
BioNTech SE, ADR (a)	497,120	46,257,016
		$136,639,451
Pollution Control – 1.0%
GFL Environmental, Inc.	4,517,800	$166,209,862
Real Estate – 2.5%
Brixmor Property Group, Inc., REIT	4,685,779	$147,742,612
Jones Lang LaSalle, Inc. (a)	470,281	145,763,596
W.P. Carey, Inc., REIT	1,920,508	137,316,322
		$430,822,530
Real Estate - Storage & Office – 1.2%
Extra Space Storage, Inc., REIT	1,015,531	$147,556,654
Rexford Industrial Realty, Inc., REIT	1,978,577	66,282,330
		$213,838,984
Restaurants – 3.1%
Aramark	2,885,649	$164,193,428
Darden Restaurants, Inc.	423,546	87,254,711
SYSCO Corp.	1,468,598	122,745,421
U.S. Foods Holding Corp. (a)	1,504,271	153,811,710
		$528,005,270
Retail & E-commerce – 1.3%
BJ's Wholesale Club Holdings, Inc. (a)	844,606	$73,666,535
Gap, Inc.	1,583,036	29,571,113
Ross Stores, Inc.	535,964	114,079,937
		$217,317,585
Semiconductor & Electronic Components – 3.3%
Entegris, Inc.	681,489	$122,572,612
Flex Ltd. (a)	1,023,893	165,942,339
MACOM Technology Solutions Holdings, Inc. (a)	217,031	82,552,081
NXP Semiconductors N.V.	517,106	145,322,299
Skyworks Solutions, Inc.	861,003	58,376,003
		$574,765,334

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Software – 1.8%
Check Point Software Technologies Ltd. (a)	498,979	$65,580,810
Guidewire Software, Inc. (a)	764,503	94,072,094
Pegasystems, Inc.	1,755,626	52,616,111
Tyler Technologies, Inc. (a)	348,577	101,944,830
		$314,213,845
Transportation & Logistics – 1.8%
FedEx Corp.	264,215	$82,733,643
FedEx Freight Holding Co., Inc. (a)	564,083	85,176,533
J.B. Hunt Transport Services, Inc.	483,477	139,932,748
		$307,842,924
Travel, Gaming, & Lodging – 4.8%
Alaska Air Group, Inc. (a)	1,823,193	$95,170,675
Brightstar Lottery PLC	4,187,494	44,889,936
Delta Air Lines, Inc.	1,389,304	130,122,213
Hyatt Hotels Corp. (l)	812,850	157,562,844
Southwest Airlines Co.	2,161,205	111,129,161
VICI Properties, Inc., REIT	4,414,535	117,205,904
Viking Holdings Ltd. (a)	1,701,766	178,123,847
		$834,204,580
Utilities – 7.9%
Alliant Energy Corp.	2,299,514	$175,429,923
Atmos Energy Corp.	666,268	114,777,988
CenterPoint Energy, Inc.	3,256,943	143,435,770
CMS Energy Corp.	2,155,906	164,926,809
Evergy, Inc.	1,111,867	96,098,665
PG&E Corp.	11,527,389	193,890,683
Pinnacle West Capital Corp.	1,362,881	145,828,267
Public Service Enterprise Group, Inc.	2,039,894	165,557,797
Sempra	1,447,975	134,241,762
Talen Energy Corp. (a)	96,468	37,068,794
		$1,371,256,458
Total Common Stocks		$16,926,644,894
Convertible Preferred Stocks – 0.6%
Aerospace & Defense – 0.6%
Boeing Co., 6%, 10/15/2027	1,560,173	$104,999,643
Mutual Funds (h) – 1.9%
Money Market Funds – 1.9%
MFS Institutional Money Market Portfolio, 3.67% (v)	330,831,300	$330,831,300
Collateral for Securities Loaned – 0.6%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 3.59% (j)	110,457,980	$110,457,980

Other Assets, Less Liabilities – (1.0)%		(180,737,568)
Net Assets – 100.0%		$17,292,196,249

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $330,831,300 and
$17,142,102,517, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
6/30/26 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2026 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$17,031,644,537	$—	$—	$17,031,644,537
Investment Companies	441,289,280	—	—	441,289,280
Total	$17,472,933,817	$—	$—	$17,472,933,817

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended June 30, 2026:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$312,755,584	$2,459,572,824	$2,441,457,935	$(44,970)	$5,797	$330,831,300

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$4,972,040	$—